CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (299.1)	$ (190.9)	$ (88.0)
Unrealized (loss) gain from marketable securities	(6.4)	0.6	(6.2)
Unrealized gain from marketable securities reclassified to other financial income, net in the Statement of Operations	12.0	0.0	0.0
Other comprehensive income (loss)	5.6	0.6	(6.2)
Total comprehensive loss	(293.5)	(190.3)	(94.2)
Comprehensive loss attributable to
Shareholders of Borr Drilling Limited	(292.0)	(189.9)	(94.2)
Non-controlling interest	(1.5)	(0.4)	0.0
Total comprehensive loss	$ (293.5)	$ (190.3)	$ (94.2)